Note 7 - Investment in Mile High Brands (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Tables/Schedules
Schedule of Financial Statements of MHB

Nine Months Ended
September 30, 2016

Sales revenue	$41,629
Cost of sales	15,897
Gross margin	25,372

Operating Expenses:
General and administrative	9,466
Total operating expenses	9,466
Income from operations	15,906

Other expense:
Interest expense	-
Total other expense	-

Net income	$15,906

Net income attributed to Cannasys, Inc.	$7,794

Schedule of Financial Statements of MHB

November 11, 2015 through December 31, 2015

Sales revenue	$7,713
Cost of sales	60
Gross margin	7,653

Operating Expenses:
General and administrative	14,985
Total operating expenses	14,985
Loss from operations	(7,332)

Other expense:
Interest expense	(851)
Total other expense	(851)

Net loss	$(8,183)

Net loss attributed to CannaSys, Inc.	$(4,010)